ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
CitiGo Hotels
Business Acquisition [Line Items]
Summary of unaudited pro forma results of operation

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2020 and 2021 assuming that the acquisition of CitiGO hotels occurred as of January 1, 2020. The transaction cost incurred was not material. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2020.

	Period Ended December 31,
	2020	2021
Pro forma total revenue	10,346	12,861
Pro forma net loss attributable to Huazhu Group Limited	(2,318)	(480)

Schedule of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	34
Property and equipment	296	5-12 years
Operating lease right-of-use assets	1,119	Remaining lease terms
Other non-current assets	33
Franchise agreement	61	Remaining contract terms
Brand names	90	Indefinite-life
Goodwill	372
Operating lease liabilities, current	(153)
Other current liabilities	(23)
Operating lease liabilities, non-current	(987)
Other noncurrent liabilities	(5)
Deferred tax liabilities	(33)
Noncontrolling interest	(21)
Total	783

Deutsche Hospitality.
Business Acquisition [Line Items]
Summary of unaudited pro forma results of operation

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2019 and 2020 assuming that the acquisition occurred as of January 1, 2019. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2019.

	Period Ended December 31,
	2019	2020
Pro forma total revenue	14,995	10,196
Pro forma net income (loss) attributable to Huazhu Group Limited	1,780	(2,204)

Schedule of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	785
Property and equipment, net	586	2-25 years
Operating lease right-of-use assets	8,616	Remaining lease terms
Financing lease right-of-use assets	1,794	Shorter of estimated useful lives of the assets and the lease terms
Franchise or manachise agreements	270	Remaining contract terms
Brand names	3,873	Indefinite-life
Non-compete agreement	10	2 years
Goodwill	2,694
Deferred tax assets	170
Other non-current assets	280
Operating lease liabilities, current	(296)
Finance lease liabilities, current	(21)
Other current liabilities	(784)
Operating lease liabilities, non-current	(8,553)
Finance lease liabilities, non-current	(2,166)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Total	5,624